S000077852 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Nuveen Emerging Markets Debt Managed Accounts Portfolio | Common Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	3.39%	8.49%

[1]	Year-to-date total return as of September 30, 2025 was 10.54%.